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                               CNI CHARTER FUNDS


                            PRIME MONEY MARKET FUND
                          GOVERNMENT MONEY MARKET FUND
                     CALIFORNIA TAX EXEMPT MONEY MARKET FUND
                          LARGE CAP GROWTH EQUITY FUND
                           LARGE CAP VALUE EQUITY FUND
                              TECHNOLOGY GROWTH FUND
                               CORPORATE BOND FUND
                              GOVERNMENT BOND FUND
                        CALIFORNIA TAX EXEMPT BOND FUND
                              HIGH YIELD BOND FUND


                          INSTITUTIONAL CLASS SHARES,
                       CLASS A SHARES AND CLASS S SHARES


                          SUPPLEMENT DATED MAY 10, 2001
TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 2001


This Supplement provides new and additional information beyond that contained in each Prospectus and Statement of Additional Information, and should be read in conjunction with each Prospectus and Statement of Additional Information.

Effective May 10, 2001, City National Asset Management, Inc. ("CNAM") assumed investment management responsibilities for each of the CNI Charter Funds (the "Funds"). CNAM is a wholly-owned subsidiary of the Funds' former investment manager, City National Bank, and CNAM employs the same investment personnel who managed the Funds' investments through City National Bank. CNAM is registered with the Securities and Exchange Commission as an investment adviser. There will be no change in the quantity or quality of the investment management services provided to the Funds, or to the investment management fees charged to the Funds, as a result of CNAM's assumption of investment management responsibilities. City National Bank has agreed to be financially responsible to the Funds for the performance of CNAM as the Funds' new investment manager. All references to City National Bank as investment manager in the Funds' Prospectuses and Statements of Additional Information should be understood to be references to CNAM.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




CNI-A-013-02000